Stock Ownership Plans (Tables)	12 Months Ended
Dec. 31, 2012
Stock Ownership Plans [Abstract]
Schedule of Share-based Compensation, Employee Stock Purchase Plan, Activity [Table Text Block]
Information related to shares issued or to be issued in connection with the employee stock purchase plan based on employee contributions and the range of purchase prices is as follows:

(shares in thousands)	2012	2011	2010
Shares issued or to be issued	3,979	3,830	4,358
Range of purchase prices	$4.82 - $5.16	$4.81 - $6.22	$5.22 - $5.31

Schedule of Unrecognized Compensation Cost, Nonvested Awards [Table Text Block]
We expect to recognize the following future expense for awards outstanding as of December 31, 2012:

	Unrecognized Compensation Cost (in millions)(1)	Weighted Average Remaining Vesting Period (in years)
Stock options	$25
Non-vested stock awards	128
	$153	1.5

(1)	Amounts presented represent compensation cost, net of estimated forfeitures.

Market-based awards, valuation assumptions [Table Text Block]
We determined the fair value of the 2012 market-based awards to be approximately $8 million and the fair value of the 2011 market-based awards to be approximately $8 million, based on Monte Carlo simulations, utilizing the following assumptions:

	2012	2011	2010
	Awards	Awards	Awards
Stock price on date of grant	$6.28	$7.16	$7.41
Measurement period (in years)	3.0	3.0	3.0
Risk-free rate	0.38%	1.10%	1.29%

Schedule of Share-based Compensation, Restricted Stock Units Award Activity [Table Text Block]
Information related to non-vested stock awards during 2012, 2011, and 2010 is as follows:

	Non-Vested Stock Award Units (in thousands)	Weighted Average Grant- Date Fair Value
Balance as of December 31, 2009	27,890	$12
Granted	17,619	7
Vested (1)	(8,431)	14
Forfeited	(3,794)	10
Balance as of December 31, 2010	33,284	$9
Granted	14,640	7
Vested (1)	(10,344)	10
Forfeited	(4,004)	6
Balance as of December 31, 2011	33,576	$8
Granted	17,073	6
Vested (1)	(10,158)	9
Forfeited	(3,898)	7
Balance as of December 31, 2012	36,593	$7

(1)	The number of restricted stock units vested includes shares withheld on behalf of employees to satisfy statutory tax withholding

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
The following presents the impact of stock-based compensation on our consolidated statements of operations for the years ended December 31, 2012, 2011 and 2010:

	Year Ended December 31,
(in millions, except per share data)	2012	2011	2010
Cost of products sold	$15	$25	$25
Selling, general and administrative expenses	69	74	93
Research and development expenses	24	29	32
	108	128	150
Less: income tax benefit	(32)	(34)	(55)
	$76	$94	$95

Net impact per common share - basic	$0.05	$0.06	$0.06
Net impact per common share - assuming dilution	$0.05	$0.06	$0.06

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
We generally use the Black-Scholes option-pricing model to calculate the grant-date fair value of stock options granted to employees under our stock incentive plans. We calculated the fair value for options granted during 2012, 2011 and 2010 using the following estimated weighted-average assumptions:

	Year Ended December 31,
	2012	2011	2010
Options granted (in thousands)	4,726	16,311	11,008
Weighted-average exercise price	$6.23	$7.11	$7.26
Weighted-average grant-date fair value	$2.60	$3.07	$3.11
Black-Scholes Assumptions
Expected volatility	43%	42%	42%
Expected term (in years, weighted)	5.9	6.1	5.5
Risk-free interest rate	0.95% - 1.15%	1.16% - 2.61%	1.52% - 2.93%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Information related to stock options for 2012, 2011 and 2010 under stock incentive plans is as follows:

	Stock Options (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in millions)
Outstanding as of December 31, 2009	64,712	$15
Granted	11,008	7
Exercised	(719)	7
Cancelled/forfeited	(14,627)	13
Outstanding as of December 31, 2010	60,374	$14
Granted	16,311	7
Exercised	(18)	7
Cancelled/forfeited	(15,746)	12
Outstanding as of December 31, 2011	60,921	$13
Granted	4,726	6
Exercised	—	—
Cancelled/forfeited	(10,766)	15
Outstanding as of December 31, 2012	54,881	$12	5.7	$—
Exercisable as of December 31, 2012	37,111	$14	4.6
Expected to vest as of December 31, 2012	16,227	7	8.1
Total vested and expected to vest as of December 31, 2012	53,338	$12	5.7	$—